Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$850,839.43

Principal:
Principal Collections	$10,267,124.75
Prepayments in Full	$4,709,714.89
Liquidation Proceeds	$262,145.85
Recoveries	$55,234.04
Sub Total	$15,294,219.53
Collections	$16,145,058.96

Purchase Amounts:
Purchase Amounts Related to Principal	$510,534.78
Purchase Amounts Related to Interest	$2,687.36
Sub Total	$513,222.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,658,281.10

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,658,281.10
Servicing Fee	$199,047.92	$199,047.92	$0.00	$0.00	$16,459,233.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,459,233.18
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,459,233.18
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,459,233.18
Interest - Class A-4 Notes	$156,838.23	$156,838.23	$0.00	$0.00	$16,302,394.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,302,394.95
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$16,216,013.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,216,013.78
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$16,153,204.03
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,153,204.03
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$16,072,481.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,072,481.03
Regular Principal Payment	$14,025,317.62	$14,025,317.62	$0.00	$0.00	$2,047,163.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,047,163.41
Residuel Released to Depositor	$0.00	$2,047,163.41	$0.00	$0.00	$0.00
Total		$16,658,281.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,025,317.62
Total					$14,025,317.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,025,317.62	$72.73	$156,838.23	$0.81	$14,182,155.85	$73.54
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$14,025,317.62	$10.11	$386,752.15	$0.28	$14,412,069.77	$10.39

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$119,117,643.93	0.6177019	$105,092,326.31	0.5449716
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$214,347,643.93	0.1544547	$200,322,326.31	0.1443484

Pool Information
Weighted Average APR	4.211%	4.205%
Weighted Average Remaining Term	25.27	24.45
Number of Receivables Outstanding	23,649	23,006
Pool Balance	$238,857,504.33	$222,949,961.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$214,347,643.93	$200,322,326.31
Pool Factor	0.1552709	0.1449301

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$22,627,635.61
Targeted Overcollateralization Amount	$22,627,635.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,627,635.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	40

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$158,022.14
(Recoveries)		159	$55,234.04
Net Losses for Current Collection Period			$102,788.10
Cumulative Net Losses Last Collection Period			$11,436,210.38
Cumulative Net Losses for all Collection Periods			$11,538,998.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.52%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.82%	526	$6,293,165.20
61-90 Days Delinquent	0.37%	67	$817,378.18
91-120 Days Delinquent	0.13%	21	$298,038.99
Over 120 Days Delinquent	0.55%	98	$1,217,682.08
Total Delinquent Receivables	3.87%	712	$8,626,264.45

Repossession Inventory:
Repossessed in the Current Collection Period		20.00	$254,684.14
Total Repossessed Inventory		24.00	$367,455.28

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6988%
Preceding Collection Period			0.6776%
Current Collection Period			0.5342%
Three Month Average			0.6369%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7191%
Preceding Collection Period			0.8076%
Current Collection Period			0.8085%
Three Month Average			0.7784%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer